Stockholders' Equity (Deficit) - Contingent Sponsor Earnout Shares (Q3) (Details) - Contingent Sponsor Earnout Shares - Common Class A - $ / shares	Aug. 13, 2021	Aug. 12, 2021
Class of Stock [Line Items]
Number of shares modified (in shares)	28,750	28,750
Weighted Average Closing Price of $12.50
Class of Stock [Line Items]
Weighted-average closing sale price (in dollars per share)	$ 625	$ 625
Weighted Average Closing Price of $15.00
Class of Stock [Line Items]
Weighted-average closing sale price (in dollars per share)	750	750
Weighted Average Closing Price of $17.50
Class of Stock [Line Items]
Weighted-average closing sale price (in dollars per share)	$ 875	$ 875